Jul. 03, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated July 3, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(the “Fund”)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Prospectus.

The Fund’s initial Outcome Period will commence on July 10, 2023. As of July 3, 2023, the estimated range of the Fund’s Par Up Rate for the initial Outcome Period are available on the Fund’s website at https://millimanfunds.com/trending-rates, and will be updated on a daily basis. Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will not calculate the definitive rate applicable to the Fund’s Outcome Period until the commencement of the Fund’s Outcome Period (the “actual rate”), which will be based on (i) evaluation by Milliman of prevailing market conditions on the first day of the Outcome Period, and (ii) the total number of long call options contracts on the S&P 500 Index or corresponding ETF(s) that Milliman is able to purchase at that time (the number of which will depend, in part, upon the expected income from the Collateral Portfolio and the Put Spread Strategy). Accordingly, there is no guarantee that any actual rate will fall within the estimated ranges posted on the Fund’s website on any given day.